Commitments and Contingencies (Details 2) - Dec. 31, 2017 - Blizzard $ in Billions	USD ($)	CNY (¥)
Personal Computer Strategy Games and Battle.net Platform
Commitments
Total commitment incurred for license contracts	$ 1.1	¥ 7,400,000,000
Commitments under several license contracts
2018		1,015,000,000
2019		984,000,000
2020		945,000,000
Total		2,944,000,000
Shanghai EaseNet | Hearthstone, Heroes of the Storm and Diablo III
Commitments
License fees		0
Consultancy fees		0
Shanghai EaseNet | Prescribed hardware purchase/lease commitments | Less than
Commitments under several license contracts
Total		¥ 94,300,000